Deferred income tax - Recoverability analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	$ 68,867	$ 73,038
Deferred tax liabilities	(227,421)	(171,289)
1 year or less
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	2,572	1,533
Deferred tax liabilities	(4,097)	(4,586)
Recovered after 12 months
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Deferred tax assets	158,759	154,973
Deferred tax liabilities	$ (315,788)	$ (250,171)